As filed with the Securities and Exchange Commission on November 29, 2017

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
 (Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
 (Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 765-6609

Date of fiscal year end:  December 31, 2017

Date of reporting period:  September 30, 2017

Item 1. Schedules of Investments.

Kellner Event Fund
Schedule of Investments
at September 30, 2017 (Unaudited)

Shares		Value
	COMMON STOCKS - 51.2%
	Administrative and Support Services - 1.6%
2,775	Recruit Holdings Co. Ltd. (b)(c)	$60,099
4,600	West Corp.	107,962
		168,061
	Chemical Manufacturing - 10.4%
900	Akorn, Inc. (a)	29,871
146	Albemarle Corp.	19,901
7,600	Alere, Inc. (a)(c)	387,524
1,400	Calgon Carbon Corp. (g)	29,960
4,150	Monsanto Co. (c)	497,253
1,400	Neuroderm Ltd. (a)(b)	54,460
356	Sociedad Quimica y Minera de Chile SA - ADR	19,815
1,083	Yara International ASA (b)(c)	48,503
		1,087,287
	Computer and Electronic Product Manufacturing - 13.2%
925	Alps Electric Co. Ltd. (b)	24,406
1,437	Dell Technologies, Inc. - Class V (a)	110,951
1,300	IXYS Corp. (a)	30,810
240	NVIDIA Corp. (c)	42,905
9,500	NXP Semiconductors NV (a)(b)(c)	1,074,355
1,325	Sony Corp. (b)(c)	49,291
2,100	Sparton Corp. (a)	48,741
		1,381,459
	Credit Intermediation and Related Activities - 0.7%
1,020	Bank of America Corp. (c)	25,847
600	MainSource Financial Group, Inc.	21,516
860	Regions Financial Corp.	13,098
217	SunTrust Banks, Inc.	12,970
		73,431
	Fabricated Metal Product Manufacturing - 0.2%
134	VAT Group AG (b)	18,543

	Food Manufacturing - 0.2%
240	Nestle SA (b)(c)	20,100

	Food Services and Drinking Places - 0.0%
16,934	Bagger Dave’s Burger Tavern, Inc. (a)	2,557

	Furniture and Home Furnishings Stores - 0.4%
300	Nitori Holdings Co. Ltd. (b)	42,897

	Machinery Manufacturing - 0.3%
14	Interroll Holding AG (b)	20,183
1,800	Tesco Corp. (a)(b)	9,810
		29,993
	Merchant Wholesalers, Durable Goods - 0.3%
77	Bossard Holding AG (b)	17,820
181	Delphi Automotive plc (b)	17,810
		35,630
	Merchant Wholesalers, Nondurable Goods - 0.2%
67	Lonza Group AG (b)	17,574

	Mining (except Oil and Gas) - 1.0%
468	HeidelbergCement AG (b)	48,105
693	LafargeHolcim Ltd. (b)	40,506
1,900	Richmont Mines, Inc. (a)(b)	17,765
		106,376
	Miscellaneous Manufacturing - 4.4%
1,400	C.R. Bard, Inc. (c)	448,700
27	Straumann Holding AG (b)	17,343
		466,043

	Nonstore Retailers - 0.8%
24	Amazon.com, Inc. (a)(c)	23,072
1,500	HSN, Inc.	58,575
		81,647
	Oil and Gas Extraction - 0.7%
236	Noble Energy, Inc.	6,693
2,400	Rice Energy, Inc. (a)	69,456
		76,149
	Other Information Services - 0.2%
24	Alphabet, Inc. - Class A (a)(c)	23,369

	Professional, Scientific, and Technical Services - 1.2%
1,400	PAREXEL International Corp. (a)	123,312

	Publishing Industries (except Internet) - 3.7%
23,400	Brocade Communications Systems, Inc.	279,630
292	DXC Technology Co.	25,077
2,100	Tribune Media Co.	85,806
		390,513
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.5%
57	BlackRock, Inc.	25,484
30,400	Fortress Investment Group LLC - Class A (c)	242,288
		267,772
	Telecommunications - 6.6%
3,100	Level 3 Communications, Inc. (a)(c)	165,199
700	Straight Path Communications, Inc. - Class B (a)	126,469
3,900	Time Warner, Inc. (c)	399,555
		691,223
	Transportation Equipment Manufacturing - 1.8%
476	Airbus SE (b)(c)	45,237
176	Bayerische Motoren Werke AG (b)	17,854
8,000	BYD Co. Ltd. (b)	74,198
225	Daimler AG (b)	17,942
1,082	Fiat Chrysler Automobiles NV (a)(b)	19,379
249	Valeo SA (b)	18,476
		193,086
	Utilities - 0.8%
3,600	Calpine Corp. (a)	53,100
1,000	Western Refining Logistics LP	25,800
		78,900
	TOTAL COMMON STOCKS (Cost $5,110,848)	5,375,922

	REITS - 1.6%
	Real Estate - 1.6%
4,500	Starwood Waypoint Homes	163,665
	TOTAL REITS (Cost $163,500)	163,665

Principal Amount
	CONVERTIBLE BONDS - 0.0%
	Goodrich Petroleum Corp.
$ 41,500	5.00%, 10/1/2032 (d)(e)	112
	GT Advanced Technologies, Inc.
1,169,000	3.00%, 12/15/2020 (d)(e)	0
	TOTAL CONVERTIBLE BONDS (Cost $20,378)	112

	MUNICIPAL BONDS - 0.6%
	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue Bonds, First Subordinate Series 2009A
150,000	5.50%, 8/1/2021 (Callable 8/1/2019)	31,200
150,000	5.50%, 8/1/2022 (Callable 8/1/2019)	31,500
	TOTAL MUNICIPAL BONDS (Cost $215,952)	62,700

	U.S. TREASURY BONDS - 7.3%
	U.S. Treasury Bond
500,000	3.00%, 5/15/2047	514,600
252,700	2.75%, 8/15/2047	247,256
	TOTAL U.S. TREASURY BONDS (Cost $763,277)	761,856

Shares
	EXCHANGE-TRADED FUNDS - 0.5%
1,156	iShares MSCI Emerging Markets ETF (c)	51,800
	TOTAL EXCHANGE-TRADED FUNDS (Cost $49,934)	51,800

Contracts
	PURCHASED OPTIONS - 2.3%
	Put Options - 0.0%
20	AT&T, Inc.
	Expiration: October 2017, Exercise Price: $34.00
	Notional amount: $78,340	40
Notional Value
	OTC Call Options* - 0.9%
$ 104,750	Brazilian Real
	Expiration: June 2019, Exercise Price: $3.77	60,832
14,406	CBOE S&P 500 Index
	Expiration: June 2022, Exercise Price: $2,437.50	14,888
28,365	Turkish Lira
	Expiration: August 2018, Exercise Price: $3.50	26,973
	OTC Put Options* - 1.1%
105,025	Brazilian Real
	Expiration: July 2019, Exercise Price: $3.75	63,860
23,125	Mexican Peso
	Expiration: June 2018, Exercise Price: $17.00	18,155
21,700	Turkish Lira
	Expiration: July 2018, Exercise Price: $3.50	27,420
	Payer Swaptions - 0.3%
11,000	South Korean Won
	Expiration: June 2018, Exercise Price: $2.06	14,950
11,000	South Korean Won
	Expiration: June 2018, Exercise Price: $2.02	18,233
	TOTAL PURCHASED OPTIONS (Cost $320,613)	245,351

Contracts
	WARRANTS - 0.0%
	Computer and Electronic Product Manufacturing - 0.0%
193	GT Advanced Technologies, Inc. (a)	0
131	GT Advanced Technologies, Inc. (a)	0
	TOTAL WARRANTS (Cost $52)	0

Shares
	MONEY MARKET FUNDS - 37.3%
3,919,036	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 0.91% (f)	3,919,036
	TOTAL MONEY MARKET FUNDS (Cost $3,919,036)	3,919,036

	Total Investments in Securities (Cost $10,563,590) - 100.8%	10,580,442
	Liabilities in Excess of Other Assets - (0.8)%	(84,774)
	NET ASSETS - 100.0%	$10,495,668

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	All or a portion of the security has been segregated for open short positions.
(d)	Security in default and the security is not presently accruing income.
(e)	Security is considered illiquid. As of September 30, 2017, the value of these investments was $112 or 0.0% of net assets.
(f)	Rate shown is the 7-day annualized yield as of September 30, 2017.
(g)	All or a portion of the security is pledged as collateral for written options.
ADR	American Depository Receipt
REIT	Real Estate Investment Trust
ETF	Exchange-Traded Fund
*	Goldman Sachs & Co. is the counterparty for all OTC option contracts held by the Fund as of September 30, 2017.

Kellner Event Fund
Schedule of Securities Sold Short
at September 30, 2017 (Unaudited)

Shares		Value
	COMMON STOCKS - 6.8%
	Broadcasting (except Internet) - 0.7%
2,475	Liberty Interactive Corp QVC Group (a)	$58,336
483	Sinclair Broadcast Group, Inc. - Class A	15,480
		73,816
	Credit Intermediation and Related Activities - 0.2%
832	First Financial Bancorp	21,757

	Electrical Equipment, Appliance, and Component Manufacturing - 0.2%
82	Littelfuse, Inc.	16,062

	Mining (except Oil and Gas) - 0.2%
2,632	Alamos Gold, Inc. (b)	17,792

	Miscellaneous Manufacturing - 1.3%
714	Becton, Dickinson and Co.	139,908

	Petroleum and Coal Products Manufacturing - 0.2%
523	Andeavor Logistics LP	26,182

	Professional, Scientific, and Technical Services - 1.4%
1,305	VMware, Inc. - Class A (a)	142,493

	Support Activities for Mining - 0.1%
1,224	Nabors Industries Ltd. (b)	9,878

	Telecommunications - 2.0%
3,514	AT&T, Inc.	137,643
3,962	CenturyLink, Inc.	74,882
		212,525
	Utilities - 0.5%
888	EQT Corp.	57,933
	TOTAL COMMON STOCKS (Proceeds $681,065)	718,346

	REITS - 1.6%
	Real Estate - 1.6%
7,262	Invitation Homes, Inc.	164,484
	TOTAL REITS (Proceeds $164,016)	164,484

Principal Amount
	U.S. TREASURY BONDS - 74.8%
	U.S. Treasury Bond
$ 7,858,700	1.375%, 7/31/2019	7,847,035
	TOTAL U.S. TREASURY BONDS (Proceeds $7,861,409)	7,847,035

Shares
	EXCHANGE-TRADED FUNDS - 0.2%
237	iShares MSCI South Korea Capped ETF	16,367
	TOTAL EXCHANGE-TRADED FUNDS (Proceeds $16,216)	16,367
	TOTAL SECURITIES SOLD SHORT (Proceeds $8,722,706)	$8,746,232

(a)	Non-income producing security.
(b)	Foreign issued security.
REIT	Real Estate Investment Trust
ETF	Exchange-Traded Fund

Kellner Event Fund
Schedule of Options Written
at September 30, 2017 (Unaudited)

Contracts		Value
	CALL OPTIONS - 0.0%
14	Calgon Carbon Corp.
	Expiration: January 2018, Exercise Price: $22.50
	Notional amount: $29,960	$140
	TOTAL CALL OPTIONS WRITTEN (Premiums received $125)	140

Notional Value
	OTC CALL OPTIONS* - 1.6%
$ 89,125	Mexican Peso
	Expiration: June 2019, Exercise Price: $19.97	87,777
95,163	Mexican Peso
	Expiration: July 2019, Exercise Price: $20.21	83,905
	TOTAL OTC CALL OPTIONS WRITTEN (Premiums received $184,288)	171,682
	TOTAL OPTIONS WRITTEN (Premiums received $184,413)	$171,822

*	Goldman Sachs & Co. is the counterparty for all OTC option contracts held by the Fund as of September 30, 2017.

Kellner Event Fund
Schedule of Forward Currency Contracts*
at September 30, 2017 (Unaudited)

Settlement			USD Value at			USD Value at	Net Unrealized
Date	Currency to be Delivered		September 30, 2017	Currency to be Received		September 30, 2017	Appreciation/(Depreciation)
10/10/2017	1,078,706	USD	$1,078,706	3,380,450	BRL	$1,065,623	$(13,083)
10/10/2017	3,380,450	BRL	1,065,623	1,075,365	USD	1,075,365	9,742
10/10/2017	142,697	CHF	147,468	150,003	USD	150,003	2,535
10/10/2017	133,433	EUR	157,799	160,417	USD	160,417	2,618
10/10/2017	19,450,235	JPY	172,946	179,023	USD	179,023	6,077
10/10/2017	6,781,600	MXN	371,709	382,402	USD	382,402	10,693
10/10/2017	379,819	USD	379,819	6,781,600	MXN	371,710	(8,109)
7/6/2018	255,424	USD	255,424	286,175,002	KRW	251,102	(4,322)
7/6/2018	286,175,000	KRW	251,103	250,000	USD	250,000	(1,103)
7/10/2018	625,000	USD	625,000	8,477,500,000	IDR	611,319	(13,681)
7/10/2018	8,477,500,002	IDR	611,319	616,099	USD	616,099	4,780
7/10/2018	41,162,501	INR	610,109	616,307	USD	616,307	6,198
7/10/2018	625,000	USD	625,000	41,162,500	INR	610,109	(14,891)
7/10/2018	286,275,000	KRW	251,211	250,000	USD	250,000	(1,211)
7/10/2018	655,625	MYR	153,823	154,112	USD	154,112	289
7/10/2018	625,000	USD	625,000	2,644,438	MYR	620,438	(4,562)
7/10/2018	1,988,812	MYR	466,615	468,750	USD	468,750	2,135
7/10/2018	625,000	USD	625,000	32,466,250	PHP	629,997	4,997
7/10/2018	32,466,251	PHP	629,997	621,413	USD	621,413	(8,584)
7/11/2018	574,400,000	KRW	504,055	250,000	USD	500,000	(4,055)
7/16/2018	8,686,489	CNY	1,291,544	1,307,792	USD	1,307,792	16,248
7/16/2018	1,250,000	USD	1,250,000	8,686,489	CNY	1,291,544	41,544
			$12,149,270			$12,183,525	$34,255

BRL-	Brazilian Real
CHF-	Swiss Franc
CNY-	Chinese Yuan
EUR-	Euro
IDR-	Indonesian Rupiah
INR-	Indian Rupee
JPY-	Japanese Yen
KRW-	South Korean Won
MXN-	Mexican Peso
MYR-	Malaysian Ringgit
PHP-	Philippine Peso
USD-	U.S. Dollar
*	Goldman Sachs & Co. is the counterparty for all open forward currency exchange contracts held by the Fund as of September 30, 2017.

Kellner Event Fund
Schedule of Swap Contracts
at September 30, 2017 (Unaudited)

Security	Pay/Receive Total Return on Security	Financing Rate*	Payment Frequency	Maturity Date	Shares	Notional Amount	Net Unrealized Appreciation	Counterparty
LONG TOTAL RETURN SWAP CONTRACTS
EGP Treasury Bill	Receive	0.750% + 3 Month USD LIBOR	Quarterly	4/10/2018	1,301,695	$1,301,695	$279,673	Goldman Sachs & Co.
EGP Treasury Bill	Receive	0.750% + 3 Month USD LIBOR	Quarterly	4/10/2018	568,910	568,910	28,838	Goldman Sachs & Co.

							$308,511
* The fixed rate paid/recieved by the Fund. EGP- Egyptian Pound

Kellner Merger Fund
Schedule of Investments
at September 30, 2017 (Unaudited)

Shares		Value
	COMMON STOCKS - 62.2%
	Administrative and Support Services - 2.3%
145,000	West Corp.	$3,403,150

	Chemical Manufacturing - 8.0%
29,200	Akorn, Inc. (a)	969,148
107,700	Alere, Inc. (a)	5,491,623
40,900	Calgon Carbon Corp. (e)	875,260
22,800	Monsanto Co.	2,731,896
41,400	Neuroderm Ltd. (a)(b)	1,610,460
		11,678,387
	Computer and Electronic Product Manufacturing - 15.5%
49,287	Dell Technologies, Inc. - Class V (a)	3,805,449
37,100	IXYS Corp. (a)	879,270
146,500	NXP Semiconductors NV (a)(b)(c)	16,567,685
62,200	Sparton Corp. (a)	1,443,662
		22,696,066
	Credit Intermediation and Related Activities - 0.6%
22,288	MainSource Financial Group, Inc.	799,248

	Machinery Manufacturing - 0.2%
54,500	Tesco Corp. (a)(b)	297,025

	Mining (except Oil and Gas) - 0.3%
50,300	Richmont Mines, Inc. (a)(b)	470,305

	Miscellaneous Manufacturing - 8.5%
39,100	C.R. Bard, Inc. (c)	12,531,550

	Nonstore Retailers - 1.1%
42,500	HSN, Inc.	1,659,625

	Oil and Gas Extraction - 1.5%
7,174	Noble Energy, Inc.	203,454
70,000	Rice Energy, Inc. (a)	2,025,800
		2,229,254
	Professional, Scientific, and Technical Services - 2.7%
45,500	PAREXEL International Corp. (a)	4,007,640

	Publishing Industries (except Internet) - 4.1%
272,600	Brocade Communications Systems, Inc.	3,257,570
67,500	Tribune Media Co. - Class A	2,758,050
		6,015,620
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.8%
331,100	Fortress Investment Group LLC - Class A	2,638,867

	Telecommunications - 14.0%
96,100	Level 3 Communications, Inc. (a)	5,121,169
17,100	Straight Path Communications, Inc. - Class B (a)	3,089,457
120,300	Time Warner, Inc. (c)	12,324,735
		20,535,361
	Utilities - 1.6%
108,100	Calpine Corp. (a)	1,594,475
29,800	Western Refining Logistics LP	768,840
		2,363,315
	TOTAL COMMON STOCKS (Cost $86,723,712)	91,325,413

	REITS - 3.4%
	Real Estate - 3.4%
138,400	Starwood Waypoint Homes	5,033,608
	TOTAL REITS (Cost $5,027,897)	5,033,608

	EXCHANGE-TRADED FUNDS - 0.1%
686	iShares MSCI All Country Asia ex Japan ETF	49,543
	TOTAL EXCHANGE-TRADED FUNDS (Cost $50,020)	49,543

Contracts
	PURCHASED OPTIONS - 0.0%
	Put Options - 0.0%
643	AT&T, Inc.
	Expiration: October 2017, Exercise Price: $34.00
	Notional amount: $2,518,631	1,286
	TOTAL PURCHASED OPTIONS (Cost $39,894)	1,286

Shares
	MONEY MARKET FUNDS - 32.8%
48,188,950	Fidelity Investments Money Market Government Portfolio - Class I, 0.91% (d)	48,188,950
	TOTAL MONEY MARKET FUNDS (Cost $48,188,950)	48,188,950

	Total Investments in Securities (Cost $140,030,473) - 98.5%	144,598,800
	Other Assets in Excess of Liabilities - 1.5%	2,215,731
	NET ASSETS - 100.0%	$146,814,531

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	All or a portion of the security has been segregated for open short positions.
(d)	Rate shown is the 7-day annualized yield as of September 30, 2017.
(e)	All or a portion of the security is pledged as collateral for written options.
REIT	Real Estate Investment Trust
ETF	Exchange-Traded Fund

Kellner Merger Fund
Schedule of Securities Sold Short
at September 30, 2017 (Unaudited)

Shares		Value
	COMMON STOCKS - 15.0%
	Broadcasting (except Internet) - 1.5%
70,125	Liberty Interactive Corp QVC Group (a)	$1,652,847
15,525	Sinclair Broadcast Group, Inc. - Class A	497,576
		2,150,423
	Credit Intermediation and Related Activities - 0.6%
30,924	First Financial Bancorp	808,663

	Electrical Equipment, Appliance, and Component Manufacturing - 0.3%
2,347	Littelfuse, Inc.	459,730

	Food Services and Drinking Places - 0.1%
1,300	Bob Evans Farms, Inc.	100,763

	Mining (except Oil and Gas) - 0.3%
69,666	Alamos Gold, Inc. (b)	470,942

	Miscellaneous Manufacturing - 2.6%
19,851	Becton, Dickinson and Co.	3,889,803

	Petroleum and Coal Products Manufacturing - 0.5%
15,594	Andeavor Logistics LP	780,636

	Professional, Scientific, and Technical Services - 3.3%
44,767	VMware, Inc. - Class A (a)	4,888,109

	Support Activities for Mining - 0.2%
37,060	Nabors Industries Ltd. (b)	299,074

	Telecommunications - 4.4%
107,232	AT&T, Inc.	4,200,277
122,825	CenturyLink, Inc.	2,321,393
		6,521,670
	Utilities - 1.2%
25,900	EQT Corp.	1,689,716
	TOTAL COMMON STOCKS (Proceeds $20,504,078)	22,059,529

	REITS - 3.5%
	Real Estate - 3.5%
223,377	Invitation Homes, Inc.	5,059,489
	TOTAL REITS (Proceeds $5,044,613)	5,059,489
	Total Securities Sold Short (Proceeds $25,548,691)	$27,119,018

(a)	Non-income producing security.
(b)	Foreign issued security.
REIT	Real Estate Investment Trust

Kellner Merger Fund
Schedule of Options Written
at September 30, 2017 (Unaudited)

Contracts		Value
	CALL OPTIONS - 0.0%
409	Calgon Carbon Corp.
	Expiration: January 2018, Exercise Price: $22.50
	Notional amount: $875,260	$4,090
	TOTAL OPTIONS WRITTEN (Proceeds $3,664)	$4,090

Note 1 – Securities Valuation
The Kellner Funds’ (the “Funds”) investments in securities are carried at their fair value.  Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Equity securities, including common stocks, preferred stocks, real estate investment trusts (“REITs”), closed-end funds and exchange-traded funds, that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. Investments in open-end mutual funds are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

The Funds may invest without limitation in securities of foreign companies.  Foreign economies may differ from the U.S. economy and individual foreign companies may differ from domestic companies in the same industry.  Foreign companies or entities are frequently not subject to accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers.  Securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers.  There is frequently less government regulation of broker-dealers and issuers than in the United States.  In addition, investments in foreign countries are subject to the possibility of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments.

Debt securities, such as corporate bonds, asset-backed securities, municipal bonds, and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  These securities will generally be classified in level 2 of the fair value hierarchy.
Options are valued using the composite pricing via the National Best Bid and Offer quotes. Composite pricing looks at the last trade on the exchange where the option is traded. If there are no trades for an option on a given business day, as of closing, the Funds will value the option at the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. Options that are valued based on quoted prices from the exchange are categorized in level 1 of the fair value hierarchy. Options that are valued at the mean of the highest bid price and lowest asked price are categorized in level 2.
Total return swap contracts are valued based on the valuation furnished by the independent pricing service and are generally classified in level 2.
Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of September 30, 2017:

Kellner Merger Fund
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Administrative Support, Waste Management	$3,403,150	$-	$-	$3,403,150
Finance and Insurance	3,438,115	-	-	3,438,115
Information	20,203,954	-	-	20,203,954
Manufacturing	50,460,598	-	-	50,460,598
Mining, Quarrying, and Oil and Gas Extraction	2,699,559	-	-	2,699,559
Professional, Scientific, and Technical Services	4,007,640	-	-	4,007,640
Retail Trade	4,749,082	-	-	4,749,082
Utilities	2,363,315	-	-	2,363,315
Total Common Stocks	91,325,413	-	-	91,325,413
REITS	5,033,608	-	-	5,033,608
Exchange-Traded Funds	49,543	-	-	49,543
Purchased Options
Put options	1,286	-	-	1,286
Money Market Funds	48,188,950	-	-	48,188,950
Total Investments in Securities	$144,598,800	$-	$-	$144,598,800
Liabilities:
Securities Sold Short	$27,119,018	$-	$-	$27,119,018
Written Call Options	$-	$4,090	$-	$4,090

Kellner Event Fund
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Administrative Support, Waste Management	$168,061	$-	$-	$168,061
Finance and Insurance	341,203	-	-	341,203
Information	699,006	-	-	699,006
Manufacturing	3,476,141	-	-	3,476,141
Mining, Quarrying, and Oil and Gas Extraction	182,525	-	-	182,525
Professional, Scientific, and Technical Services	123,312	-	-	123,312
Retail Trade	251,013	-	-	251,013
Utilities	78,900	-	-	78,900
Wholesale Trade	55,761	-	-	55,761
Total Common Stocks	5,375,922	-	-	5,375,922
REITS	163,665	-	-	163,665
Exchange-Traded Funds	51,800	-	-	51,800
Fixed Income
Convertible Bonds	-	112	-	112
Municipal Bonds	-	62,700	-	62,700
U.S. Treasury Bonds	-	761,856	-	761,856
Total Fixed Income	-	824,668	-	824,668
Purchased Options
Call Options	-	102,693	-	102,693
Put Options	-	109,475	-	109,475
Payer Swaptions	-	33,183	-	33,183
Total Purchased Options	-	245,351	-	245,351
Money Market Funds	3,919,036	-	-	3,919,036
Total Investments in Securities	$9,510,423	$1,070,019	$-	$10,580,442
Forward Currency Contracts*	$43,648	$-	$-	$43,648
Swap Contracts*	$-	$308,511	$-	$308,511
Liabilities:
Securities Sold Short	$899,197	$7,847,035	$-	$8,746,232
Written Call Options	$-	$171,822	$-	$171,822
Forward Currency Contracts*	$9,393	$-	$-	$9,393

*Forward currency contracts and swap contracts are valued at the net unrealized appreciation/(depreciation) on the instrument.

Refer to the Funds’ schedules of investments for a detailed break-out of securities by industry classification. Transfers between levels are recognized at September 30, 2017, the end of the reporting period. The Funds recognized no transfers to/from Level 1 or Level 2. There were no Level 3 securities held in the Funds during the period ended September 30, 2017.

Note 2 – Derivative Transactions
The Funds have adopted the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification. The Funds are required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.
The Funds may utilize options for hedging purposes as well as direct investment. Some options strategies, including buying puts, tend to hedge the Funds’ investments against price fluctuations. Other strategies, such as writing puts and calls and buying calls, tend to increase market exposure. Options contracts may be combined with each other in order to adjust the risk and return characteristics of the Funds’ overall strategy in a manner deemed appropriate to the Advisor and consistent with the Funds’ investment objective and policies.
When a call or put option is written, an amount equal to the premium received is recorded as a liability. The liability is marked-to-market daily to reflect the current fair value of the written option. When a written option expires, a gain is realized in the amount of the premium originally received. If a closing purchase contract is entered into, a gain or loss is realized in the amount of the original premium less the cost of the closing transaction. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which is purchased upon the exercise of the option.
With options, there is minimal counterparty credit risk to the Funds since the options are covered or secured, which means that the Funds will own the underlying security or, to the extent it does not hold the security, will maintain a segregated account with the Funds’ custodian consisting of cash or high-grade securities equal to the market value of the option, marked to market daily.  In lieu of maintaining cash or high-grade securities in a segregated account, the Funds may earmark cash or high-grade securities on the Funds’ records or hold offsetting positions.
Options purchased are recorded as investments and marked-to-market daily to reflect the current fair value of the option contract. If an option purchased expires, a loss is realized in the amount of the cost of the option contract. If a closing transaction is entered into, a gain or loss is realized to the extent that the proceeds from the sale are greater or less than the cost of the option. If a purchase put option is exercised, a gain or loss is realized from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid. If a purchased call option is exercised, the cost of the security purchased upon exercise is increased by the premium originally paid.
The Funds may enter into total return swap agreements.  A total return swap entered into by the Funds is a derivative contract that transfers the market risk of underlying assets.  The notional amount of each total return swap agreement is the agreed upon amount or value of the index used for calculating the returns that the parties to a swap agreement have agreed to exchange.  The total return swaps are marked-to- market daily and any change is recorded in unrealized gains/(loss) on the statement of operations.  A gain or loss will be realized when the total return swap contracts are liquidated and will be presented as net realized gain or loss on swap contracts on the statement of operations.
The Funds invest in total return swaps to obtain exposure to the underlying referenced instrument, obtain leverage or attain the returns from ownership without actually owning the underlying position.  Total return swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, security index or index component during the period of the swap.  Total return swap contracts are marked-to-market daily based on the value of the underlying reference entity and the change, if any, is recorded as an unrealized gain or loss.  Total return swaps normally do not involve the delivery of securities or other underlying assets.  If the counterparty to a total return swaps defaults, the Funds’ risk of loss consists of the net amount of payments that each Fund is contractually entitled to receive, if any.  Total return swaps are derivatives and their value can be volatile.  To the extent that an advisor does not accurately analyze and predict future market trends, the values of assets or economic factors, a Fund may suffer a loss, which may exceed the related amounts shown in the statement of assets and liabilities.  Periodic payments received or paid by a Fund are recorded as realized gains or losses.  Total return swap contracts outstanding at period end are listed after each Fund’s schedule of investments.

Average Balance Information
The average monthly market values of purchased and written options during the period ended September 30, 2017 for the Kellner Merger Fund were $10,472 and $11,232, respectively.  The average monthly notional values of long and short total return swaps held by the Kellner Merger Fund during the period ended September 30, 2017 were $6,389,651 and $0, respectively. The Kellner Merger Fund did not hold any forward currency exchange contracts during the period ended September 30, 2017.
Average Balance Information
The average monthly market values of purchased and written options during the period ended September 30, 2017 for the Kellner Event Fund were $123,351 and $65,968, respectively.  The average monthly notional values of long and short total return swaps held by the Kellner Event Fund during the period ended September 30, 2017 were $497,111 and $0, respectively. The average monthly notional values of long and short forward currency exchange contracts held by the Kellner Event Fund during the period ended September 30, 2017 were $2,813,452 and $2,813,452, respectively
Note 3 – Illiquid Securities
A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by a Fund.  Illiquid securities may be valued under methods approved by the Funds’ Board of Trustees as reflecting fair value.  Each Fund intends to hold no more than 15% of its net assets in illiquid securities.  At September 30, 2017, the Kellner Event Fund had investments in illiquid securities with a total value of $112 or 0.00% of total net assets.
Information concerning these illiquid securities in the Fund is as follows:

Kellner Event Fund
	PAR	Dates Acquired	Cost Basis
Goodrich Petroleum Corp.	$41,500	2/15	$19,107

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)), as amended, (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant’s last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*      /s/ Douglas G. Hess
            Douglas G. Hess, President

Date           11/28/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*      /s/ Douglas G. Hess
 Douglas G. Hess, President

Date           11/28/2017

By (Signature and Title)*       /s/ Cheryl L. King
 Cheryl L. King, Treasurer

Date           11/28/2017

* Print the name and title of each signing officer under his or her signature.